Supplemental Oil and Gas Disclosures - Capitalization Cost (Detail) - Domestic - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Capitalized Expedition Cost Related To Specific Assets [Line Items]
Proved Properties	$ 5,703	$ 4,192
Unproved properties	2,342	349
Total property costs	8,045	4,541
Accumulated depreciation, depletion and amortization and valuation provisions	(1,763)	(1,292)
Net capitalized costs	$ 6,282	$ 3,249